COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12:-	COMMITMENTS AND CONTINGENCIES

a.	Guarantees

As of June 30, 2026 (unaudited) and December 31, 2025, the Company has provided a bank guarantee in the amount of $16,407 and $19,793, respectively, to secure its lease agreements.

b.	Indemnifications

The Company enters into standard indemnification provisions in the ordinary course of business, including certain customers, business partners and the Company’s officers and directors.

Pursuant to these provisions, the Company has agreed to indemnify and defend the indemnified party against claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claims because of the Company’s activities or non-compliance with certain representations and warranties made by the Company.

It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, losses recorded in the Company’s consolidated statements of operations in connection with the indemnification provisions have not been material. There are no claims pending as of June 30, 2026 related to indemnification agreements.

The Company has entered into service-level agreements with some of its enterprise customers defining levels of uptime reliability and performance and permitting those customers to receive credits for prepaid amounts related to unused subscription services if the Company fails to meet the defined levels of uptime in a certain calendar month. To date, the Company has not experienced any significant failures to meet defined levels of uptime reliability and performance. In addition, since the calculation is performed on a monthly basis, for each calendar month, there is no uncertainty at the end of the reporting period. Therefore, the Company has not accrued any liabilities related to these agreements in the consolidated financial statements.

c.	Legal Contingencies

On March 10, 2026, an individual shareholder filed a putative class action asserting claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, concerning certain of the Company’s forward-looking earnings guidance.

The case is pending in the U.S. District Court for the Southern District of New York and asserts claims against the Company and certain of its directors and officers. The case is currently in a preliminary stage. The Company believes the claims are without merit and intends to vigorously defend against them.

d.	Other Commitments

Other commitments include payments to third-party vendors for services related mainly to hosting-related services, software licenses and services. Future minimum payments under the Company's other commitments, as of June 30, 2026 (unaudited), are as follows:

Amount
The remainder of 2026	$36,655
2027	28,235
2028	3,966
2029	-
Total contractual obligations	$68,856

The table above excludes amounts associated with the Company’s restructuring plan which was approved subsequent to the balance sheet date. See note 18.